Capital management - Summary of net debt and corresponding gearing ratios (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash	R$ (10,356,636)	R$ (5,610,548)	R$ (3,943,307)
Securities purchased under agreements to resell	(3,518,460)	(2,885,843)	(2,760,296)
Certificate deposits (Securities)	(90,443)	(69,224)	R$ (67,985)
Equity attributable to owners of parent	R$ 23,546,701	R$ 20,043,557